Income Tax/Deferred Tax - Summary of Reconciliation of Income Tax Charged to Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income Before Income Tax for the Year	$ 64,744,711	$ 92,765,584	$ 135,143,364
Current Tax Rate	35.00%	35.00%	30.00%
Income for the Year at Tax Rate	$ (22,660,648)	$ (32,467,954)	$ (40,543,009)
Income for Equity Instruments	(154,436)	(88,053)	(110,306)
Untaxed Income	27,817	394,805	490,752
Donations and Other Non-deductible Expenses	(26,035)	(9,625)	(94,140)
Other	(1,285,749)	456,384	(8,825,272)
Inflation effect	(81,230,045)	(53,976,252)	(37,129,079)
Tax Adjustment	0	864,186	2,044,808
Tax inflation adjustment	88,263,267	52,792,778	8,512,034
Tax inflation adjustment deferral	0	0	14,967,930
Total Income Tax Charge for the Year	(17,065,829)	(32,033,731)	(60,686,282)
Current Income Tax	(16,457,984)	(25,257,891)	(78,342,419)
Deferred Tax Charge	3,114,144	(8,307,425)	24,330,007
Update of the charge tax for inflation effects	(3,269,376)	(1,621,737)	(8,645,757)
Tax Return adjustment from previous fiscal year	(452,613)	3,153,322	1,971,887
Total Income Tax Charge for the Year	$ (17,065,829)	$ (32,033,731)	$ (60,686,282)